Annual Operating Expenses - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2022
Fidelity Advisor International Growth Fund - Class A
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	1.30%
Fidelity Advisor International Growth Fund - Class C
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	2.07%
Fidelity Advisor International Growth Fund - Class M
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%
Total annual operating expenses	1.57%
Fidelity Advisor International Growth Fund - Class I
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	1.02%
Fidelity Advisor International Growth Fund - Class Z
Operating Expenses:
Management fee	0.80%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.89%